ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 6.1%
Homebuilding - 6.1%
Champion Homes, Inc. (a)	7,256	$647,743
Green Brick Partners, Inc. (a)	12,084	872,706
Total Consumer Discretionary		1,520,449

Consumer Staples - 3.4%
Food Distributors - 3.4%
Chefs' Warehouse, Inc. (a)	7,527	846,562

Energy - 6.2%
Coal & Consumable Fuels - 2.6%
Peabody Energy Corp.	21,856	648,905

Oil & Gas Equipment & Services - 1.3%
ProPetro Holding Corp. (a)	29,091	330,474

Oil & Gas Exploration & Production - 2.3%
Magnolia Oil & Gas Corp. - Class A	21,903	588,095
Total Energy		1,567,474

Financials - 18.4%
Asset Management & Custody Banks - 4.9%
Victory Capital Holdings, Inc. - Class A	10,491	1,238,043

Consumer Finance - 4.5%
Atlanticus Holdings Corp. (a)	5,748	520,021
Bread Financial Holdings, Inc.	5,812	607,180
		1,127,201
Insurance Brokers - 2.2%
TWFG, Inc. (a)	19,396	559,187

Investment Banking & Brokerage - 2.7%
Houlihan Lokey, Inc.	5,062	674,714

Regional Banks - 4.1%
Axos Financial, Inc. (a)	4,897	473,980
WSFS Financial Corp.	7,049	545,945
		1,019,925
Total Financials		4,619,070

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Health Care - 7.7%
Biotechnology - 1.3%
Halozyme Therapeutics, Inc. (a)	3,203	$341,088

Life Sciences Tools & Services - 3.8%
Medpace Holdings, Inc. (a)	1,595	947,414

Pharmaceuticals - 2.6%
Ligand Pharmaceuticals, Inc. (a)	2,301	653,714
Total Health Care		1,942,216

Industrials - 28.7% (b)
Aerospace & Defense - 2.1%
VSE Corp.	2,562	534,638

Building Products - 3.8%
CSW Industrials, Inc.	1,228	379,391
Modine Manufacturing Co. (a)	3,238	577,756
		957,147
Construction & Engineering - 3.5%
IES Holdings, Inc. (a)	2,924	885,972

Construction Machinery & Heavy Transportation Equipment - 1.9%
Federal Signal Corp.	4,119	481,923

Diversified Support Services - 2.3%
Liquidity Services, Inc. (a)	14,006	583,770

Electrical Components & Equipment - 1.2%
Powell Industries, Inc.	1,623	291,702

Human Resource & Employment Services - 2.1%
Kforce, Inc.	8,920	513,614

Industrial Machinery & Supplies & Components - 7.3%
Enpro, Inc.	3,529	1,045,360
RBC Bearings, Inc. (a)	1,603	792,299
		1,837,659
Trading Companies & Distributors - 4.5%
DXP Enterprises, Inc. (a)	3,008	564,692
Herc Holdings, Inc.	3,760	572,798
		1,137,490
Total Industrials		7,223,915

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Information Technology - 20.6%
Application Software - 2.1%
Descartes Systems Group, Inc. (a)	6,739	$543,433

Communications Equipment - 2.0%
Extreme Networks, Inc. (a)	21,940	493,431

Electronic Components - 2.5%
Bel Fuse, Inc. - Class B	2,533	631,414

Semiconductor Materials & Equipment - 1.7%
Ultra Clean Holdings, Inc. (a)	6,298	427,193

Semiconductors - 1.4%
Synaptics, Inc. (a)	3,684	356,316

Systems Software - 3.1%
JFrog Ltd. (a)	7,720	772,540

Technology Distributors - 7.8%
Arrow Electronics, Inc. (a)	2,242	458,332
ePlus, Inc.	10,845	954,035
Insight Enterprises, Inc. (a)	3,463	543,760
		1,956,127
Total Information Technology		5,180,454

Materials - 6.4%
Specialty Chemicals - 6.4%
Balchem Corp.	3,182	559,682
Element Solutions, Inc.	16,016	569,209
Perimeter Solutions, Inc. (a)	15,484	472,262
Total Materials		1,601,153

Real Estate - 2.0%
Real Estate Services - 2.0%
Colliers International Group, Inc.	4,944	497,663
TOTAL COMMON STOCKS (Cost $21,755,466)		24,998,956

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.59% (c)	132,176	$132,176
TOTAL MONEY MARKET FUNDS (Cost $132,176)		132,176

TOTAL INVESTMENTS - 100.0% (Cost $21,887,642)		$25,131,132
Liabilities in Excess of Other Assets - (0.0)% (d)		(5,669)
TOTAL NET ASSETS - 100.0%		$25,125,463

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT FOCUSED SMALL CAP ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Argent Focused Small Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$24,998,956	$—	$—	$24,998,956
Money Market Funds	132,176	—	—	132,176
Total Investments	$25,131,132	$—	$—	$25,131,132
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.